CONTRACT LIABILITIES	12 Months Ended
Mar. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

7. CONTRACT LIABILITIES

	As of March 31,
	2024	2025
	USD	USD
Beginning balance	102,563	836,911
Additions as a result of billings in advance of performance obligation under contracts	836,911	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(102,563)	(836,911)
Ending balance	836,911	-
Information about contract liabilities:
Revenue recognized that was included in contract liabilities as of April 1, 2023 and 2024	102,563	836,911

The advance payment received from the customers were recognized as contract liabilities for the year ended March 31, 2024, with these liabilities being associated with two distinct projects.